EATON VANCE INCOME FUND OF BOSTON

EATON VANCE SHORT DURATION HIGH INCOME FUND

Supplement to Prospectus
dated March 1, 2019 as revised June 18, 2019

EATON VANCE INCOME FUND OF BOSTON

Supplement to Summary Prospectus

dated March 1, 2019 as revised June 18, 2019

Class B shares of Eaton Vance Income Fund of Boston (the “Fund”) have been converted to Class A shares of the Fund. Effective October 15, 2019, all references to Class B shares of the Fund are removed from the Prospectus and Summary Prospectus.

October 15, 2019	33359 10.15.19